Income Taxes (Details) - Schedule of income tax expense differs from the amount - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Schedule of income tax expense differs from the amount [Abstract]
Loss before income taxes	$ (2,112,000)	$ (5,946,000)
Statutory income tax rate	27.00%	27.00%
Income tax benefit computed at statutory tax rate	$ (570,000)	$ (1,605,000)
Differences between Canadian and foreign tax rates		206,000
Items not deductible for income tax purposes	307,000	692,000
Impact of foreign exchange		35,000
Unrecognized benefit of deferred income tax assets	263,000	672,000
Income tax benefit